OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments
Schedule of operating segments

	On December 31, 2024 - R$ thousands
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial Income Statement	Proportionately consolidated (1)	Consolidation adjustments (2)	Adjustments (3)	Consolidated in accordance with IFRS

Revenue from financial intermediation	169,745,125	37,327,260	318,644	(408,624)	206,982,405	(1,550,303)	(2,959,039)	10,746,673	213,219,736
Expenses from financial intermediation (4)	(98,810,413)	(30,050,169)	-	412,038	(128,448,544)	607,296	5,490,039	(21,927,944)	(144,279,153)
Financial margin	70,934,712	7,277,091	318,644	3,414	78,533,861	(943,007)	2,531,000	(11,181,271)	68,940,583
Expected credit loss associated with credit risk	(33,123,621)	-	-	-	(33,123,621)	-	-	5,597,688	(27,525,933)
Gross income from financial intermediation	37,811,091	7,277,091	318,644	3,414	45,410,240	(943,007)	2,531,000	(5,583,583)	41,414,650
Other income from insurance, pension plans and capitalization bonds	-	11,520,350	-	27,238	11,547,588	-	-	(1,788,424)	9,759,164
Fee and commission income and income from banking fees	36,213,830	1,923,437	81,549	(68,529)	38,150,287	(6,170,251)	(2,325,142)	(1,318,407)	28,336,487
Personnel expenses	(23,027,137)	(2,451,779)	(34,214)	-	(25,513,130)	1,155,516	-	2,080,304	(22,277,310)
Other administrative expenses (5)	(21,498,490)	(2,119,793)	(37,087)	393,183	(23,262,187)	1,073,032	(276,322)	(488,585)	(22,954,062)
Tax expenses	(6,313,204)	(1,391,406)	(18,380)	-	(7,722,990)	848,030	-	-	(6,874,960)
Share of profit (loss) of associates and jointly controlled entities	121,511	243,403	843	-	365,757	1,164,800	-	1,028	1,531,585
IR/CSI and Other income/expenses	(13,425,161)	(5,945,008)	(164,642)	(355,306)	(19,890,117)	2,871,880	70,464	5,554,372	(11,393,401)
Net Income for the year ended on December 31, 2024	9,882,440	9,056,295	146,713	-	19,085,448	-	-	(1,543,295)	17,542,153
Total assets	1,811,529,557	451,777,909	2,712,775	(138,098,385)	2,127,921,856	(14,081,367)	(60,714,873)	16,358,746	2,069,484,362
Investments in associates and joint ventures	79,828,981	4,727,047	1,413	(79,218,884)	5,338,557	5,756,348	-	(65,893)	11,029,012
Total liabilities	1,607,412,734	416,694,321	33,384	(58,879,501)	1,965,260,938	(14,081,367)	(60,714,873)	10,077,172	1,900,541,870
(1)	Refers to: adjustments to exclude the effects of consolidation, originating from proportionally consolidated companies (Grupo Cielo, Grupo EloPar, Crediare, etc.);
(2)	Consolidation adjustments originating from the “non-consolidation” of exclusive funds;
(3)	Adjustments due to the differences of the accounting standards used in the management reports and in the financial statements of the Company that were prepared in accordance with IFRS. The main adjustments refer to the expected loss for financial assets, business models, effective interest rates, business combinations and insurance contracts;
(4)	Includes, in the Consolidated Financial Statements, the balances referring to “Net gains / (losses) on financial assets and liabilities at fair value through profit or loss”, “Net gains / (losses) on financial assets at fair value through other comprehensive income” and “Net gains / (losses) from operations in foreign currency”; and
(5)	Includes, in the Consolidated Financial Statements, the balances referring to depreciation and amortization.

	On December 31, 2023 - R$ thousands
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial Income Statement	Proportionately consolidated (1)	Consolidation adjustments (2)	Adjustments (3)	Consolidated in accordance with IFRS

Revenue from financial intermediation	164,122,043	39,941,507	481,208	(670,653)	203,874,105	(2,864,178)	(4,249,260)	27,697,126	224,457,793
Expenses from financial intermediation (4)	(97,495,630)	(32,892,243)	(18)	685,410	(129,702,481)	552,467	6,914,030	(34,140,071)	(156,376,055)
Financial margin	66,626,413	7,049,264	481,190	14,757	74,171,624	(2,311,711)	2,664,770	(6,442,945)	68,081,738
Expected credit loss associated with credit risk	(37,110,675)	-	-	-	(37,110,675)	-	-	4,993,651	(32,117,024)
Gross income from financial intermediation	29,515,738	7,049,264	481,190	14,757	37,060,949	(2,311,711)	2,664,770	(1,449,294)	35,964,714
Other income from insurance, pension plans and capitalization bonds	-	9,800,620	-	32,469	9,833,089	-	-	(3,788,649)	6,044,440
Fee and commission income and income from banking fees	34,269,254	1,164,685	4,899	(33,100)	35,405,738	(5,340,755)	(1,879,319)	(1,228,901)	26,956,763
Personnel expenses	(21,256,640)	(2,651,786)	(30,957)	-	(23,939,383)	909,076	-	2,215,849	(20,814,458)
Other administrative expenses (5)	(20,866,134)	(2,065,805)	(15,531)	423,907	(22,523,563)	996,835	(618,004)	(166,772)	(22,311,504)
Tax expenses	(6,582,213)	(1,436,686)	(22,734)	-	(8,041,633)	697,784	-	0	(7,343,849)
Share of profit (loss) of associates and jointly controlled entities	151,414	421,723	-	-	573,137	1,527,554	-	990	2,101,681
IR/CSI and Other income/expenses	(9,198,676)	(3,468,750)	(141,073)	(438,033)	(13,246,532)	3,521,217	(167,447)	3,797,740	(6,095,022)
Net Income for the year ended on December 31, 2023	6,032,743	8,813,265	275,794	-	15,121,802	-	-	(619,037)	14,502,765
Total assets	1,661,529,233	409,370,722	3,277,809	(110,126,067)	1,964,051,697	(10,074,444)	(38,502,618)	12,048,614	1,927,523,249
Investments in associates and joint ventures	73,163,988	3,028,413	1,105	(72,298,485)	3,895,021	5,792,357	-	(70,538)	9,616,840
Total liabilities	1,468,271,968	370,561,631	68,561	(37,827,582)	1,801,074,578	(10,074,444)	(38,502,618)	8,011,609	1,760,509,125
(1)	Refers to: consolidation adjustments, originating from proportionally consolidated companies (Grupo Cielo, Grupo EloPar, Crediare, etc.);
(2)	Consolidation adjustments originating from the “non-consolidation” of exclusive funds;
(3)	Adjustments due to differences in accounting standards used in management reports and in the financial statements of the Company that were prepared in IFRS. The main adjustments refer to the expected loss of financial assets, business models, effective interest rates, business combinations and insurance contracts;
(4)	Includes, in the Consolidated Financial Statements, the balances referring to “Net gains / (losses) on financial assets and liabilities at fair value through profit or loss”, “Net gains / (losses) on financial assets at fair value through other comprehensive income” and “Net gains / (losses) from operations in foreign currency”; and
(5)	Includes, in the Consolidated Financial Statements, the balances referring to depreciation and amortization.

	On December 31, 2022 - R$ thousands
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial Income Statement	Proportionately consolidated (1)	Consolidation adjustments (2)	Adjustments (3)	Consolidated in accordance with IFRS

Revenue from financial intermediation	151,198,428	36,250,128	400,777	(1,121,214)	186,728,119	(2,624,549)	(2,167,017)	23,976,721	205,913,274
Expenses from financial intermediation (4)	(81,330,918)	(29,163,334)	(22)	1,121,214	(109,373,060)	484,249	4,765,294	(26,678,396)	(130,801,913)
Financial margin	69,867,510	7,086,794	400,755	-	77,355,059	(2,140,300)	2,598,277	(2,701,675)	75,111,361
Expected credit loss associated with credit risk	(31,525,873)	-	-	-	(31,525,873)	43,142	-	7,715,896	(23,766,835)
Gross income from financial intermediation	38,341,637	7,086,794	400,755	-	45,829,186	(2,097,158)	2,598,277	5,014,221	51,344,526
Other income from insurance, pension plans and capitalization bonds	-	7,425,337	-	35,507	7,460,844	-	-	(2,570,784)	4,890,060
Fee and commission income and income from banking fees	33,802,362	1,701,005	7,274	(36,169)	35,474,472	(4,977,457)	(1,976,003)	(1,396,892)	27,124,120
Personnel expenses	(20,321,773)	(2,377,250)	(4,284)	-	(22,703,307)	763,928	-	2,050,327	(19,889,052)
Other administrative expenses (5)	(20,949,621)	(1,635,857)	(7,895)	530,420	(22,062,953)	1,035,520	(594,059)	(259,560)	(21,881,052)
Tax expenses	(6,880,656)	(1,188,335)	(18,530)	-	(8,087,521)	521,838	-	-	(7,565,683)
Share of profit (loss) of associates and jointly controlled entities	107,424	125,038	-	-	232,462	1,170,081	-	(46,617)	1,355,926
IR/CSI and Other income/expenses	(10,144,532)	(4,621,808)	(114,913)	(529,758)	(15,411,011)	3,583,248	(28,215)	(2,066,097)	(13,922,075)
Net Income for the year ended on December 31, 2022	13,954,841	6,514,924	262,407	-	20,732,172	-	-	724,598	21,456,770
Total assets	1,571,006,747	371,322,607	3,871,114	(115,953,851)	1,830,246,617	(10,617,211)	(40,304,939)	12,964,325	1,792,288,792
Investments in associates and joint ventures	68,419,475	2,950,880	1,191	(67,811,381)	3,560,165	5,481,876	-	(71,528)	8,970,513
Total liabilities	1,384,018,647	338,204,857	154,249	(48,142,468)	1,674,235,285	(10,617,211)	(40,304,939)	8,964,820	1,632,277,955
(1)	Refers to: consolidation adjustments, originating from proportionally consolidated companies (Grupo Cielo, Grupo EloPar, Crediare, etc.);
(2)	Consolidation adjustments originating from the “non-consolidation” of exclusive funds;
(3)	Adjustments due to differences in accounting standards used in management reports and in the Group's financial statements that were prepared in IFRS. The main adjustments refer to the expected loss of financial assets, business models, effective interest rate, business combination and insurance contracts;
(4)	Includes, in the Consolidated Financial Statements, the balances referring to “Net gains/(losses) on financial assets and liabilities at fair value through profit or loss”, “Net gains / (losses) on financial assets at fair value through other comprehensive income” and “Net gains/(losses) from operations in foreign currency”; and
(5)	Includes, in the Consolidated Financial Statements, the balances referring to depreciation and amortization.